TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Airlines -- 2.0%
-----------------------------------------------------------------------
Ryanair Holdings PLC(1)                        300,000     $  2,756,142
-----------------------------------------------------------------------
                                                           $  2,756,142
-----------------------------------------------------------------------
Apparel -- 0.0%
-----------------------------------------------------------------------
Inditex(1)                                       1,500     $     27,967
-----------------------------------------------------------------------
                                                           $     27,967
-----------------------------------------------------------------------
Applications Software -- 2.5%
-----------------------------------------------------------------------
Satyam Computer Services ADR(1)                520,000     $  3,484,000
-----------------------------------------------------------------------
                                                           $  3,484,000
-----------------------------------------------------------------------
Auto and Parts -- 0.7%
-----------------------------------------------------------------------
Bridgestone Corp.                               50,000     $    471,386
Sagem SA                                        11,200          522,046
-----------------------------------------------------------------------
                                                           $    993,432
-----------------------------------------------------------------------
Automobiles -- 0.4%
-----------------------------------------------------------------------
Toyota Motor Co.                                23,000     $    558,065
-----------------------------------------------------------------------
                                                           $    558,065
-----------------------------------------------------------------------
Banking -- 2.2%
-----------------------------------------------------------------------
ABN Amro Holdings                              104,317     $  1,593,533
Allied Irish Banks PLC                         144,528        1,399,396
Lloyds TSB Group PLC                             4,904           49,495
-----------------------------------------------------------------------
                                                           $  3,042,424
-----------------------------------------------------------------------
Biotechnology -- 0.9%
-----------------------------------------------------------------------
Lion Bioscience AG ADR(1)                       75,000     $  1,179,750
-----------------------------------------------------------------------
                                                           $  1,179,750
-----------------------------------------------------------------------
Broadcasting and Cable -- 3.0%
-----------------------------------------------------------------------
Mih Ltd.(1)                                     91,500     $    704,550
Primacom AG ADR(1)                             149,500          306,475
Telewest Communications PLC(1)               4,500,000        3,206,730
-----------------------------------------------------------------------
                                                           $  4,217,755
-----------------------------------------------------------------------
Broadcasting and Publishing -- 2.7%
-----------------------------------------------------------------------
Grupo Televisa GDR(1)                           75,000     $  2,290,500
Gruppo Editoriale L'Espresso SPA               300,000          739,024
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Broadcasting and Publishing (continued)
-----------------------------------------------------------------------
Nippon Television Network                        3,000     $    676,443
-----------------------------------------------------------------------
                                                           $  3,705,967
-----------------------------------------------------------------------
Business and Public Services -- 0.7%
-----------------------------------------------------------------------
Sap AG                                          10,000     $  1,035,805
-----------------------------------------------------------------------
                                                           $  1,035,805
-----------------------------------------------------------------------
Chemicals -- 1.6%
-----------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd.                    350,000     $  2,210,286
-----------------------------------------------------------------------
                                                           $  2,210,286
-----------------------------------------------------------------------
Computer Software & Services -- 2.4%
-----------------------------------------------------------------------
Infosys Technologies Ltd. ADR                   20,000     $    944,200
Maconomy A/S(1)                                873,000        1,636,631
Pivotal Corp.(1)                               260,000          785,200
-----------------------------------------------------------------------
                                                           $  3,366,031
-----------------------------------------------------------------------
Construction and Housing -- 1.2%
-----------------------------------------------------------------------
Volker Wessels Stevin                           78,304     $  1,622,153
-----------------------------------------------------------------------
                                                           $  1,622,153
-----------------------------------------------------------------------
Consumer Electronics -- 1.0%
-----------------------------------------------------------------------
Philips Electronics NV                          50,354     $  1,144,731
Sony Corp.                                       5,300          200,474
-----------------------------------------------------------------------
                                                           $  1,345,205
-----------------------------------------------------------------------
Data Processing and Reproduction -- 1.4%
-----------------------------------------------------------------------
Canon, Inc.                                     65,000     $  1,890,446
-----------------------------------------------------------------------
                                                           $  1,890,446
-----------------------------------------------------------------------
Drugs -- 9.3%
-----------------------------------------------------------------------
Astrazeneca PLC                                 15,000     $    676,468
Elan Corp. PLC ADR(1)                           60,000        2,739,000
GlaxoSmithkline PLC                             25,000          672,614
Novartis AG                                     40,000        1,497,948
Roche Holding AG                                20,000        1,387,103
Shire Pharmaceuticals Group PLC(1)             150,000        2,181,450
Takeda Chemical Industries, Ltd.                80,000        3,875,659
-----------------------------------------------------------------------
                                                           $ 13,030,242
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 1.1%
-----------------------------------------------------------------------
Murata Mfg Co., Ltd.                            25,000     $  1,568,563
-----------------------------------------------------------------------
                                                           $  1,568,563
-----------------------------------------------------------------------
Electrical and Electronics -- 0.3%
-----------------------------------------------------------------------
Siemens AG                                       9,000     $    436,362
-----------------------------------------------------------------------
                                                           $    436,362
-----------------------------------------------------------------------
Electronic Components - Instruments -- 5.7%
-----------------------------------------------------------------------
Infineon Technologies AG                        60,275     $    909,352
Invensys PLC                                 2,500,000        2,290,523
Kyocera Corp.                                   30,000        2,041,583
Rohm Co.                                        25,000        2,661,247
-----------------------------------------------------------------------
                                                           $  7,902,705
-----------------------------------------------------------------------
Electronic Components - Miscellaneous -- 2.0%
-----------------------------------------------------------------------
Alcatel Optronics                              170,000     $  1,347,447
Flextronics International, Ltd.(1)              70,000        1,393,000
-----------------------------------------------------------------------
                                                           $  2,740,447
-----------------------------------------------------------------------
Electronics - Instruments -- 1.2%
-----------------------------------------------------------------------
Act Manufacturing, Inc.(1)                     350,000     $  1,701,000
-----------------------------------------------------------------------
                                                           $  1,701,000
-----------------------------------------------------------------------
Energy Sources -- 1.7%
-----------------------------------------------------------------------
BP Amoco PLC                                   200,000     $  1,614,273
Royal Dutch Petroleum Co.                       15,000          763,343
-----------------------------------------------------------------------
                                                           $  2,377,616
-----------------------------------------------------------------------
Environmental Services -- 0.7%
-----------------------------------------------------------------------
Tomra Systems ASA                              100,000     $    996,453
-----------------------------------------------------------------------
                                                           $    996,453
-----------------------------------------------------------------------
Financial Services -- 5.7%
-----------------------------------------------------------------------
Acom Co., Ltd.                                  15,000     $  1,252,400
Bipop-Carire SPA                               800,000        1,366,902
Fortis (B)                                      40,000          943,934
ING Groep NV                                    66,738        1,665,072
Nomura Securities Co., Ltd.                     84,000        1,104,857
Promise Co., Ltd.                               25,000        1,617,581
-----------------------------------------------------------------------
                                                           $  7,950,746
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Food and Household Products -- 3.4%
-----------------------------------------------------------------------
Nestle SA                                        7,000     $  1,453,243
Parmalat Finanziaria SPA                       700,000        1,844,183
Unilever PLC                                   200,000        1,452,846
-----------------------------------------------------------------------
                                                           $  4,750,272
-----------------------------------------------------------------------
Industrial Automation -- 0.4%
-----------------------------------------------------------------------
JOT Automation Group Oyj                     1,027,200     $    564,371
-----------------------------------------------------------------------
                                                           $    564,371
-----------------------------------------------------------------------
Insurance -- 9.5%
-----------------------------------------------------------------------
Aegon NV                                       105,844     $  2,659,810
Allianz AG Holding                               6,000        1,409,956
AXA Company                                    120,000        2,626,441
Fortis NV                                      110,947        2,628,158
QBE (NL) Insurance Group, Ltd.                  10,000           34,969
Swiss Reinsurance                               38,000        3,909,609
-----------------------------------------------------------------------
                                                           $ 13,268,943
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.1%
-----------------------------------------------------------------------
Check Point Software Technologies,
Ltd.(1)                                         50,000     $  1,476,000
-----------------------------------------------------------------------
                                                           $  1,476,000
-----------------------------------------------------------------------
Internet Service Provider -- 0.9%
-----------------------------------------------------------------------
Terra Networks SA(1)                           200,000     $  1,306,015
-----------------------------------------------------------------------
                                                           $  1,306,015
-----------------------------------------------------------------------
Investment Services -- 4.2%
-----------------------------------------------------------------------
Tecis Holding AG                               140,000     $  3,877,513
Zurich Financial Services                        8,823        2,020,823
-----------------------------------------------------------------------
                                                           $  5,898,336
-----------------------------------------------------------------------
Medical Products -- 0.6%
-----------------------------------------------------------------------
QIAGEN NV(1)                                    50,000     $    895,000
-----------------------------------------------------------------------
                                                           $    895,000
-----------------------------------------------------------------------
Miscellaneous -- 1.4%
-----------------------------------------------------------------------
Sonae Industria E Investimento(1)            3,000,000     $  1,999,554
-----------------------------------------------------------------------
                                                           $  1,999,554
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Multi-Utilities -- 1.1%
-----------------------------------------------------------------------
Suez SA                                         50,000     $  1,573,073
-----------------------------------------------------------------------
                                                           $  1,573,073
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.5%
-----------------------------------------------------------------------
Total Fina Elf SA                                5,000     $    702,546
-----------------------------------------------------------------------
                                                           $    702,546
-----------------------------------------------------------------------
Retail -- 4.7%
-----------------------------------------------------------------------
Don Quijote Co., Ltd.                           52,500     $  3,710,020
Fast Retailing Co., Ltd.                        25,000        2,910,420
-----------------------------------------------------------------------
                                                           $  6,620,440
-----------------------------------------------------------------------
Semiconductor Components / Integrated Circuits -- 2.9%
-----------------------------------------------------------------------
ASM Lithography Holding NV(1)                  100,000     $  1,438,000
Taiwan Semiconductor SP ADR(1)                 200,000        2,582,000
-----------------------------------------------------------------------
                                                           $  4,020,000
-----------------------------------------------------------------------
Telecommunication Equipment -- 3.6%
-----------------------------------------------------------------------
Alcatel SA                                     100,000     $  1,510,474
Ericsson AB (LM)                               200,000          868,846
Nokia Oyj                                       33,800          693,202
Nokia Oyj ADR                                   50,000        1,025,500
Tandberg ASA(1)                                 50,000          897,934
-----------------------------------------------------------------------
                                                           $  4,995,956
-----------------------------------------------------------------------
Telecommunications -- 7.2%
-----------------------------------------------------------------------
Kingston Comm (Hull) PLC(1)                     80,000     $    104,710
Nippon Telegraph and Telephone Corp.               400        1,646,992
Nippon Telegraph and Telephone Corp. ADR        40,000          836,400
NTT Mobile Communication Network, Inc.             185        2,508,884
Sonera Oyj                                      70,000          398,470
Versatel Telecom International ADR(1)          600,000          600,000
Vodafone Group PLC                           1,703,998        3,940,218
-----------------------------------------------------------------------
                                                           $ 10,035,674
-----------------------------------------------------------------------
Telecommunications - Services -- 3.0%
-----------------------------------------------------------------------
Amdocs, Ltd.(1)                                 50,000     $  1,305,500
Energis PLC(1)                               2,000,000        2,086,921
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications - Services (continued)
-----------------------------------------------------------------------
KPNQwest NV(1)                                 130,000     $    824,200
-----------------------------------------------------------------------
                                                           $  4,216,621
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 1.1%
-----------------------------------------------------------------------
Endesa SA                                      100,000     $  1,531,190
-----------------------------------------------------------------------
                                                           $  1,531,190
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $191,794,250)                          $133,993,553
-----------------------------------------------------------------------

PREFERRED STOCKS -- 1.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Construction and Housing -- 1.6%
-----------------------------------------------------------------------
Dyckerhoff                                     171,117     $  2,211,695
-----------------------------------------------------------------------
                                                           $  2,211,695
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,278,701)                            $  2,211,695
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 14.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group Holdings, Inc., 2.63%, 11/1/01    $    5,534     $  5,534,000
General Electric Capital Co., 2.64%,
11/1/01                                          5,534        5,534,000
Household Finance Corp., 2.62%, 11/1/01          5,534        5,534,000
Wells Fargo Financial, Inc., 6.916%,
11/7/01                                          4,000        4,000,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $20,602,000)                        $ 20,602,000
-----------------------------------------------------------------------
Total Investments -- 112.4%
   (identified cost $215,674,951)                          $156,807,248
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (12.4)%                  $(17,289,344)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $139,517,904
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
Australia                                        0.0%    $     34,969
Belgium                                          0.7          943,934
Canada                                           0.6          785,200
Denmark                                          1.2        1,636,631
Finland                                          1.9        2,681,543
France                                           5.9        8,282,026
Germany                                          8.1       11,366,909
India                                            3.2        4,428,200
Ireland                                          4.9        6,894,538
Israel                                           1.1        1,476,000
Italy                                            2.8        3,950,110
Japan                                           22.8       31,741,706
Mexico                                           1.6        2,290,500
Netherlands                                     11.9       16,538,551
Norway                                           1.4        1,894,387
Portugal                                         1.4        1,999,554
Singapore                                        1.0        1,393,000
Spain                                            2.1        2,865,172
Sweden                                           0.6          868,846
Switzerland                                      7.4       10,268,726
Taiwan                                           1.8        2,582,000
United Kingdom                                  14.0       19,581,746
United States                                    1.2        1,701,000
---------------------------------------------------------------------
TOTAL COMMON STOCKS AND PREFERRED STOCKS        97.6     $136,205,248
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS                          14.8     $ 20,602,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $215,674,951)                          $156,807,248
Cash                                             1,588
Receivable for investments sold                110,753
Dividends receivable                            85,464
Tax reclaim receivable                         169,644
Prepaid expenses                                   964
------------------------------------------------------
TOTAL ASSETS                              $157,175,661
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 13,623,528
Due to bank                                  4,000,000
Accrued expenses                                34,229
------------------------------------------------------
TOTAL LIABILITIES                         $ 17,657,757
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $139,517,904
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $198,372,758
Net unrealized depreciation (computed on
   the basis of identified cost)           (58,854,854)
------------------------------------------------------
TOTAL                                     $139,517,904
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $58,664)                               $    255,213
Interest                                         9,824
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    265,037
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    415,217
Custodian fee                                   37,530
Legal and accounting services                   27,287
Interest expense                                26,414
Miscellaneous                                    2,656
------------------------------------------------------
TOTAL EXPENSES                            $    509,104
------------------------------------------------------

NET INVESTMENT LOSS                       $   (244,067)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(18,204,136)
   Foreign currency transactions               (23,118)
------------------------------------------------------
NET REALIZED LOSS                         $(18,227,254)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (3,375,360)
   Foreign currency                             21,826
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (3,353,534)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(21,580,788)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(21,824,855)
------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
-------------------------------------------------------------
From operations --
   Net investment loss                    $          (244,067)
   Net realized loss                              (18,227,254)
   Net change in unrealized appreciation
      (depreciation)                               (3,353,534)
-------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $       (21,824,855)
-------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed International Growth
      Fund                                $       167,666,427
   Contributions                                   18,128,715
   Withdrawals                                    (24,552,393)
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $       161,242,749
-------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       139,417,894
-------------------------------------------------------------

Net Assets
-------------------------------------------------------------
At beginning of period                    $           100,010
-------------------------------------------------------------
AT END OF PERIOD                          $       139,517,904
-------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.23%(2)
   Expenses after custodian
      fee reduction                          1.23%(2)
   Net investment loss                      (0.59)%(2)
Portfolio Turnover                             31%
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                       $139,518
---------------------------------------------------------

 (1) For the period from the start of business July 23, 2001, to October 31, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non- hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the period from July 23, 2001 (start of business) to October 31, 2001, the advisory fee amounted to $415,217. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $44,776,681 and $58,829,052, respectively, for the period from July 23, 2001 (start of business) to October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $216,972,274
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,734,524
    Gross unrealized depreciation              (63,899,550)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(60,165,026)
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the period from July 23, 2001 (start of business) to October 31, 2001 was $2,876,703 and the average interest rate was 3.02%.

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
TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Risks associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment exchange or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities market, broker-dealers and issuers than in the United States.

8 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of the investable assets of Eaton Vance Tax-Managed International Growth Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $167,666,427, including net unrealized depreciation of $55,501,320. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

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TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed International Growth Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, July 23, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed International Growth Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, July 23, 2001 to October 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

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
EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Armin J. Lang
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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